Consolidated shareholders’ equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted shares
Disclosure of classes of share capital [line items]
Total expense for restricted share plans	€ 193	€ 222	€ 247
Number of shares not yet fully vested (in shares)	9,507,849	10,546,612	10,908,503
Restricted share plan 2021
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,364,895	0	0
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,014,496	3,284,558	0
Restricted share plan 2019
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)	3,128,458	3,375,717	3,662,806
Restricted share plan 2018
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)		3,886,337	4,117,795
Restricted share plan 2017
Disclosure of classes of share capital [line items]
Number of shares not yet fully vested (in shares)		0	3,127,902